Long term debt - Credit facilities (Details) (CAD)	3 Months Ended
	Dec. 31, 2013 tranche	Dec. 31, 2012
Line of Credit Facility [Abstract]
Credit facilities	0	62,288,000
Less: current portion of Term Facilities	0	(12,855,000)
Credit facilities, noncurrent amount outstanding	0	49,433,000
Covenant terms, maximum senior leverage ratio	2.00
Covenant terms, minimum fixed charge cover ratio	1.20
Term Facilities
Line of Credit Facility [Abstract]
Credit facilities	0	27,246,000
Outstanding borrowings under credit facilities		27,200,000
Revolving Facility
Line of Credit Facility [Abstract]
Credit facilities	0	35,042,000
Outstanding borrowings under credit facilities	0	35,000,000
Amended credit agreement, term	3 years
Credit facility interest rate provided (lower)	1.50%
Maximum borrowing capacity of credit facility	85,000,000
Number of tranches	2
Unused borrowing availability under the revolving facility	60,000,000
Letters of credit
Line of Credit Facility [Abstract]
Outstanding borrowings under credit facilities	3,100,000	3,100,000
Term A Facility | Term Facilities
Line of Credit Facility [Abstract]
Credit facilities	0	18,139,000
Term B Facility | Term Facilities
Line of Credit Facility [Abstract]
Credit facilities	0	9,107,000
Tranche A | Revolving Facility
Line of Credit Facility [Abstract]
Maximum borrowing capacity of credit facility	60,000,000
Tranche B | Letters of credit
Line of Credit Facility [Abstract]
Maximum borrowing capacity of credit facility	25,000,000